Significant Accounting Policies - Long-lived Assets Useful Lives (Details) - Inspirato LLC - USD ($) $ in Thousands	12 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Property, Plant and Equipment
Impairment of long-lived assets			$ 0
Maximum
Property, Plant and Equipment
Useful life	5 years
Minimum
Property, Plant and Equipment
Useful life	3 years
Software Development
Property, Plant and Equipment
Useful life	3 years	3 years